Condensed Parent Company Statements of Income - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Statement Line items
Net sales		kr 64,047	kr 460,735	kr 113,781	kr 802,879
Cost of sales	kr (14,214)	(2,385)	(23,242)	(2,999)	(15,201)
Gross profit/(loss)	255,169	61,662	437,493	110,781	787,678
Research and development expenses	(88,986)	(96,290)	(215,639)	(209,633)	(414,749)
Marketing and selling expenses	(191,472)	(113,272)	(358,696)	(207,169)	(515,190)
Administrative expenses	(77,151)	(58,907)	(149,698)	(107,438)	(259,469)
Other operating income/(expenses), net	27,267	(3,038)	31,294	(4,752)	(20,212)
Operating loss	(75,172)	(209,844)	(255,246)	(418,210)	(421,943)
Profit/(loss) from financial items
Net financial income/(expenses)	4,512	17,754	(23,433)	14,686	12,526
Loss before income tax	(70,660)	(192,090)	(278,679)	(403,525)	(409,417)
Income tax	(21,274)	(339)	(780)	4,048	(2,851)
Loss for the period	(91,934)	(192,429)	(279,459)	(399,477)	(412,268)
Parent Company
Statement Line items
Net sales	105,617	420	273,987	32,191	548,977
Cost of sales	(14,199)	(2,385)	(23,211)	(2,999)	(15,141)
Gross profit/(loss)	91,419	(1,965)	250,776	29,192	533,836
Research and development expenses	(77,820)	(88,708)	(196,609)	(192,389)	(384,453)
Marketing and selling expenses	(107,068)	(38,401)	(195,739)	(62,808)	(310,372)
Administrative expenses	(61,848)	(49,997)	(121,033)	(94,342)	(212,971)
Other operating income/(expenses), net	37,229	26,922	97,882	65,664	158,597
Operating loss	(118,088)	(152,149)	(164,723)	(254,683)	(215,364)
Profit/(loss) from financial items
Net financial income/(expenses)	(3,984)	9,236	(22,318)	5,841	6,816
Loss before income tax	(122,072)	(142,913)	(187,041)	(248,842)	(208,548)
Loss for the period	kr (122,072)	kr (142,913)	kr (187,041)	kr (248,842)	kr (208,548)